                                                /------------------------------/
                                                /        OMB APPROVAL          /
                                                /------------------------------/
                                                / OMB Number:        3235-0006 /
                                                / Expires:   February 28, 1997 /
                                                / Estimated average burden     /
                                                / hours per response.... 24.60 /
                                                /------------------------------/

                                                /------------------------------/
                                                /        SEC USE ONLY          /
                                                /------------------------------/
                                                /                              /
                                                /------------------------------/


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2000
                                                      -----------------

-------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here: [_]

                              Lawrence T. Perera
-------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

   Hemenway & Barnes     60 State Street      Boston,      MA           02109
-------------------------------------------------------------------------------
Business Address         (Street)              (City)      (State)      (Zip)

   (617) 227-7940
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------ATTENTION-----------------------------------
 Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
-------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day
                             ------              -------------        ----
of February, 2001.
   --------------

                                 Lawrence T. Perera
                                 ----------------------------------------------
                                 (Name of Institutional Investment Manager)

                                 ----------------------------------------------
                                 (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                13F File No.:             Name:                             13F File No.:
1.  Lawrence Coolidge                 28-252                 6.  Michael J. Puzo (25)*
-----------------------------      --------------------      ----------------------------      -------------------
2.  John M. Cornish                   28-5362                7.  Welch & Forbes, Inc.                     28-262
-----------------------------      --------------------      ----------------------------      -------------------
3.  Fiduciary Trust Co.               28-471                 8.
-----------------------------      --------------------      ----------------------------      -------------------
4.  Marion Fremont-Smith              28-2724                9.
-----------------------------      --------------------      ----------------------------      -------------------
5.  Roy A. Hammer                     28-5798                10.
-----------------------------      --------------------      ----------------------------      -------------------

*  Refers to manager number on attached detail in Item 7.

                                                                                                                PAGE: 1

AS OF:  DECEMBER 31, 2000                          FORM 13F                                SEC FILE # LAWRENCE T. PERERA

    ITEM 1:            ITEM 2:         ITEM 3:      ITEM 4:         ITEM 5:       ITEM 6:      ITEM 7:            ITEM 8:
NAME OF ISSUER     TITLE OF CLASS       CUSIP     FAIR MARKET      SHARES OR     INVESTMENT    MANAGERS           VOTING
                                        NUMBER       VALUE         PRINCIPAL     DISCRETION                      AUTHORITY
                                                                    AMOUNT      (A) (B) (C)                 (A)    (B)    (C)
                                                                                                            SOLE  SHARED  NONE
ABBOTT LABS        COMMON STOCK        002824100      1348500         27840              xx                        27040
                                                                                         xx     4                    800

AGILENT            COMMON STOCK        00846U101       306052          5590              xx                         3647
TECHNOLOGIES INC.                                                                        xx    25                   1525
                                                                                         xx     4                    418

AMERICAN HOME      COMMON STOCK        026609107       724470         11400              xx                        11400
PRODUCTS

AMERICAN           COMMON STOCK        026874107      1281904         13006              xx                        11742
INTERNATIONAL                                                                            xx     4                   1264
GROUP INC

AMGEN INC          COMMON STOCK        031162100       982591         13298              xx                         8268
                                                                                         xx    25                   3200
                                                                                         xx     4                   1830

ANALOG DEVICES,    COMMON STOCK        032654105       294328          5750              xx                         4750
INC.                                                                                     xx    25                   1000

AUTOMATIC DATA     COMMON STOCK        053015103      1903174         30060              xx                        24060
PROCESSING                                                                               xx    25                   5000
                                                                                         xx     4                   1000

AVERY DENNISON     COMMON STOCK        053611109       423909          7725              xx                         6025
CORP                                                                                     xx    25                   1700

BP AMOCO PLC ADR   COMMON STOCK        055622104      1732309         36184              xx                        29456
                                                                                         xx    25                   5672
                                                                                         xx     4                   1056

BELLSOUTH CORP.    COMMON STOCK        079860102       327418          7998              xx                         7998

BERKSHIRE          CLASS B             084670207       788590           335              xx                          230
HATHAWAY INC                                                                             xx    25                    105

BRISTOL-MYERS      COMMON STOCK        110122108      3024024         40900              xx                        32450
SQUIBB CO                                                                                xx    25                   7700
                                                                                         xx     4                    750

CIGNA CORP         COMMON STOCK        125509109       370440          2800              xx                         2800

                                                                                                                  PAGE: 2
AS OF:  DECEMBER 31, 2000                          FORM 13F                                  SEC FILE # LAWRENCE T. PERERA

    ITEM 1:                   ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:      ITEM 7:    ITEM 8:
NAME OF ISSUER             TITLE OF CLASS    CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS          VOTING
                                            NUMBER       VALUE      PRINCIPAL   DISCRETION                   AUTHORITY
                                                                     AMOUNT     (A) (B) (C)              (A)    (B)    (C)
                                                                                                         SOLE  SHARED  NONE

CATERPILLAR INC.           COMMON STOCK     149123101     406888     8600                xx                      8600

CHEVRON CORP               COMMON STOCK     166751107     415433     4920                xx                      4920

CHUBB CORPORATION          COMMON STOCK     171232101     389250     4500                xx                      4500

CISCO SYS INC              COMMON STOCK     17275R102     435209    11378                xx                      9578
                                                                                         xx  25                  1800

CITIGROUP INC              COMMON STOCK     172967101     476566     9333                xx                      9333

COCA COLA CO               COMMON STOCK     191216100     676406    11100                xx                     11100

WALT DISNEY COMPANY        COMMON STOCK     254687106     361314    12486                xx                      8286
                                                                                         xx  25                  4200

E I DU PONT DE NEMOURS &   COMMON STOCK     263534109    1463386    30290                xx                     30290
 CO

EMC CORP                   COMMON STOCK     268648102    2542295    38230                xx                     29330
                                                                                         xx  25                  8900

EMERSON ELECTRIC CO        COMMON STOCK     291011104    1093523    13875                xx                      9875
                                                                                         xx  25                  4000

EXXON MOBIL CORP           COMMON STOCK     30231G102    5803687    66757                xx                     62117
                                                                                         xx  25                  4240
                                                                                         xx   4                   400

GENERAL ELECTRIC CO        COMMON STOCK     369604103    6967764   145351                xx                    129451
                                                                                         xx  25                 14000
                                                                                         xx   4                  1900

GENERAL MILLS INC.         COMMON STOCK     370334104     338675     7600                xx                      7600

GILLETTE COMPANY           COMMON STOCK     375766102     368475    10200                xx                      8700
                                                                                         xx  25                  1500

HEWLETT-PACKARD CO         COMMON STOCK     428236103    1084171    34350                xx                     24150
                                                                                         xx  25                  8000
                                                                                         xx   4                  2200


                                                                                                                  PAGE: 3
AS OF:  DECEMBER 31, 2000                          FORM 13F                                 SEC FILE # LAWRENCE T. PERERA

    ITEM 1:                   ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:      ITEM 7:        ITEM 8:
NAME OF ISSUER             TITLE OF CLASS    CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING
                                            NUMBER       VALUE      PRINCIPAL   DISCRETION                  AUTHORITY
                                                                     AMOUNT     (A) (B) (C)                (A) (B)   (C)
                                                                                                       SOLE  SHARED  NONE

INTEL CORPORATION          COMMON STOCK     458140100     2494827       82988            xx                   66988
                                                                                         xx  25               10800
                                                                                         xx   4                5200

INTL BUSINESS MACHINES     COMMON STOCK     459200101      970700       11420            xx                   11420

JEFFERSON-PILOT CORP       COMMON STOCK     475070108     1585522       21211            xx                   21211

JOHNSON & JOHNSON          COMMON STOCK     478160104     2545769       24231            xx                   20231
                                                                                         xx  25                4000

KOPIN CORP                 COMMON STOCK     500600101      365063       33000            xx                   22200
                                                                                         xx  25                8800
                                                                                         xx   4                2000

ELI LILLY & CO             COMMON STOCK     532457108      702715        7551            xx                    7551

MARSH & MCLENNAN INC       COMMON STOCK     571748102      327600        2800            xx                    2800
                                                                                         xx  25

MAY DEPT. STORES           COMMON STOCK     577778103      201216        6144            xx                    1920
                                                                                         xx  25                4224

MCDONALD'S CORP.           COMMON STOCK     580135101      315044        9266            xx                    9266

MERCK & CO INC             COMMON STOCK     589331107     5455716       58272            xx                   46772
                                                                                         xx  25                9700
                                                                                         xx   4                1800

MICROSOFT CORP             COMMON STOCK     594918104      436006       10052            xx                   10052

MINNESOTA MINING & MFG     COMMON STOCK     604059105     1405392       11663            xx                   11163
 CO.                                                                                     xx  25                 500

MOTOROLA INC               COMMON STOCK     620076109      246038       12150            xx                    8550
                                                                                         xx  25                2700
                                                                                         xx   4                 900

PNC BANK CORP              COMMON STOCK     693475105      235407        3222            xx                    3222
                                                                                         xx  25

                                                                                                                  PAGE: 4
AS OF:  DECEMBER 31, 2000                          FORM 13F                                 SEC FILE # LAWRENCE T. PERERA

    ITEM 1:                   ITEM 2:      ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:         ITEM 8:
NAME OF ISSUER             TITLE OF CLASS   CUSIP    FAIR MARKET   SHARES OR    INVESTMENT   MANAGERS         VOTING
                                            NUMBER      VALUE      PRINCIPAL    DISCRETION                  AUTHORITY
                                                                     AMOUNT    (A) (B) (C)                 (A)  (B)   (C)
                                                                                                        SOLE  SHARED  NONE
PAYCHEX INC                COMMON STOCK    704326107      213950        4400            xx                      4400

PEPSICO INC.               COMMON STOCK    713448108      870615       17566            xx                      9566
                                                                                        xx   25                 8000
PERKINELMER INC.           COMMON STOCK    714046109      330120        3144            xx                      3144

PFIZER INC                 COMMON STOCK    717081103      844100       18350            xx                     18350

PROCTER & GAMBLE CO        COMMON STOCK    742718109     1969017       25103            xx                     25103

QUAKER OATS COMPANY        COMMON STOCK    747402105      350550        3600            xx                      3600
                                                                                        xx   25
ROYAL DUTCH PETROLEUM CO   NY REG SHS PAR  780257804      351263        5800            xx                      5800
                           N GLDR 1.25

SBC COMMUNICA-TIONS INC    COMMON STOCK    78387G103      291275        6100            xx                      6100

SARA LEE CORP              COMMON STOCK    803111103      233344        9500            xx                      3000
                                                                                        xx   25                 6500

SCHLUMBERGER LTD           COMMON STOCK    806857108      346450        4334            xx                      3134
                                                                                        xx   25                 1000
                                                                                        xx    4                  200

SEPRACOR INC               COMMON STOCK    817315104      821281       10250            xx                      6250
                                                                                        xx   25                 4000

STATE STREET CORP          COMMON STOCK    857477103      927228        7465            xx                      7465

SYSCO CORP                 COMMON STOCK    871829107      636000       21200            xx                     20000
                                                                                        xx    4                 1200

TECO ENERGY INC            COMMON STOCK    872375100      231935        7164            xx                      7164

UNION PACIFIC CORP         COMMON STOCK    907818108      238525        4700            xx                      2700
                                                                                        xx   25                 2000

UNITED TECHNOLOGIES        COMMON STOCK    913017109      524114        6666            xx                      6666

                                                                                                                  PAGE: 5
AS OF:  DECEMBER 31, 2000                          FORM 13F                                 SEC FILE # LAWRENCE T. PERERA

    ITEM 1:                   ITEM 2:        ITEM 3:        ITEM 4:       ITEM 5:      ITEM 6:    ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP       FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS          VOTING
                                             NUMBER          VALUE       PRINCIPAL   DISCRETION                    AUTHORITY
                                                                          AMOUNT     (A) (B) (C)               (A)   (B)    (C)
                                                                                                              SOLE  SHARED  NONE
VERIZON COMMUNICATIONS     COMMON STOCK      92343V104        241151         4811            xx                      4811
 INC.

WELLS FARGO & CO (NEW)     COMMON STOCK      949746101        277379         4981            xx                      4981

ZIONS BANCORP              COMMON STOCK      989701107        312188         5000            xx                      5000

AGGREGATE TOTAL                                           63,628,251